Contents of Significant Accounts - Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Current income tax expense (benefit):
Current income tax charge		$ (264,909)	$ 2,467,004	$ 3,502,195
Adjustments in respect of current income tax of prior periods		(899,219)	(364,951)	(424,939)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences		1,350,028	(1,033,142)	(2,770,767)
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits		(335,367)	(424,608)	(54,519)
Deferred income tax related to changes in tax rates		(842,123)	12,477	0
Adjustment of prior year's deferred income tax		(2,744)	9,233	53,322
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets		(135,543)	326,468	247,232
Income tax expense (benefit) recorded in profit or loses	$ (36,912)	(1,129,877)	992,481	552,524
Income tax related to components of other comprehensive income (loss), Items that will not be reclassified subsequently to profit or loss
Remeasurements of defined benefit pension plans		11,012	31,311	12,899
Unrealized gains or losses on financial assets at fair value through other comprehensive income		(24,969)	0	0
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss		514	0	0
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss		18,045	0	0
Deferred income tax related to changes in tax rates		(362,898)	0	0
Income tax related to items that will not be reclassified subsequently to profit or loss	(11,705)	(358,296)	31,311	12,899
Income tax related to components of other comprehensive income (loss), Items that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations		(24,339)	59,838	(620)
Unrealized gains or losses on available-for-sale financial assets			100,059	95,705
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss		1,847	(135,989)	58,577
Deferred income tax related to changes in tax rates		(5,694)	0	0
Income tax related to items that may be reclassified subsequently to profit or loss	$ (921)	(28,186)	23,908	153,662
Deferred income tax recognized directly to equity
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method		(414)	227	1,608
Deferred income tax related to changes in tax rates		(57,140)	0	0
Income tax recognized directly to equity		$ (57,554)	$ 227	$ 1,608